S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Apr. 22, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Sponsor and Affiliates
Compensation
The compensation received and to be received by the Sponsor and its affiliates upon the consummation of the Business Combination is (i) up to 12,500,000 shares of Kodiak Common Stock, with an implied aggregate market value of $142.6 million (based upon the closing price of $11.41 per AACT Class A Ordinary Share on the NYSE on August 5, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), to be issued upon conversion of 12,500,000 AACT Class A Ordinary Shares currently held by the Sponsor, which shares include 6,250,000 Sponsor Earn Out Securities subject to vesting as described in the section entitled “
Business Combination Proposal—Related Agreements—Sponsor Support Agreement
” as though such shares were vested immediately upon Closing; (ii) 14,300,000 Private Placement Warrants, with an implied aggregate market value of $18.2 million (based upon the closing price of $1.27 per Public Warrant on the NYSE on August 5, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus), each of which entitles the holder of such warrant to purchase one AACT Class A Ordinary Share at a price of $11.50 per share, subject to adjustment; (iii) $5.0 million representing repayment of the Overfunding Loans extended by the Sponsor in connection with the IPO; (iv) 2,285,349 shares of Kodiak Common Stock, with an implied aggregate market value of $26.
1
million, assuming full conversion of all Second Lien Loans held by the Sponsor Affiliate Investor under the Second Lien Loan and Security Agreement into shares of Kodiak Common Stock at a price based on the Second Lien Conversion Price (including accrued and unpaid interest through August 5, 2025, and based upon the closing price of the AACT Class A Ordinary Shares of $11.41 on the NYSE on August 5, 2025, the most recent practicable date prior to the date of this proxy statement/prospectus and excluding the Exchanged SAFE Loan); (v) $10.5 million representing the repayment of the Exchanged Safe Loan (which is expected to be repaid in cash at maturity on October 1, 2026), including accrued and unpaid interest through August 5, 2025;

(vi) up to $9.9 million in reimbursement for Contributions made prior to the Closing, of which $3.9 million have been made as of the date of this proxy statement/prospectus; (vii) up to $2.0 million in repayment of Working Capital Loans made prior to the Closing, of which $1.2 million have been made as of the date of this proxy statement/prospectus; and (viii) $2.8 million that AMCM, an affiliate of the Sponsor, will receive as a deferred IPO advisory fee in connection with the Closing. In addition, the Sponsor Affiliate Investor will be eligible to receive its pro rata portion of the Earn Out Securities and the Sponsor will be eligible for reimbursement of transaction expenses advanced and/or paid by the Sponsor on behalf of AACT or Legacy Kodiak.

De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Curre
ntly, Public Shareholders hold 49,359,712 AACT Ordinary Shares. Non-redeeming Public Shareholders may experience a material dilution of their interests as a result of the reimbursement of out-of-pocket expenses incurred by the Sponsor, the securities to be issued to the Sponsor and the repayment of the outstanding loans or other obligations of AACT to the Sponsor. To the extent that the Sponsor elects to receive the repayment of the Overfunding Loans or Working Capital Loans in Kodiak Warrants and subsequently exercises such warrants to acquire Kodiak Common Stock, the resulting issuances of Kodiak Common Stock may result in dilution of the non-redeeming shareholders of AACT who become stockholders of Kodiak. Further detail regarding the compensation received and to be received by the Sponsor and its affiliates and the dilution that may be caused thereby is provided in the section of this proxy statement/prospectus entitled
“Questions and Answers for Shareholders of AACT— What equity stake will current AACT shareholders and Legacy Kodiak Securityholders hold in Kodiak immediately after the Closing?”